PNC Treasury Plus Money Market Fund
PNC Treasury Plus Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PNC Treasury Plus Money Market Fund	Institutional Shares	Advisor Shares	Service Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valueof your investment)
Annual Fund Operating Expenses - PNC Treasury Plus Money Market Fund		Institutional Shares	Advisor Shares	Service Shares
Management Fees		0.15%	0.15%	0.15%
Distribution (12b-1) Fees		none	none	none
Other Expenses	[1]	0.13%	0.23%	0.38%
Shareholder Servicing Fees		none	0.10%	0.25%
Other		0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		0.28%	0.38%	0.13%
[1]	Expense information has been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares, and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PNC Treasury Plus Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	29	90	157	356
Advisor Shares	19	122	213	480
Service Shares	51	170	296	665

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by obligations of the U.S. Treasury, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its assets plus any borrowings for investment purposes in such securities. Notwithstanding the above, the Fund may hold a portion of its assets in cash and cash equivalents, including demand deposits with a bank, pending investment, to satisfy redemption requests or to meet the Fund's other liquidity management needs.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the primary rule governing the operation of money market funds, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar- weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PNC Capital Advisors, LLC (the "Adviser") manages the Fund so that it will qualify as a "government money market fund" (a fund that invests almost exclusively in cash, obligations of the U.S. government, and repurchase agreements collateralized by obligations of the U.S. government). Government money market funds remain eligible under Rule 2a-7 to use the amortized cost method of valuation to seek to maintain a stable net asset value ("NAV") of $1 per share. Government money market funds are also generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds under Rule 2a-7, and the Board of Trustees (the "Board") has determined not to adopt liquidity fees or redemption gates for the Fund at this time, although the Board retains the ability under Rule 2a-7 to impose them at a later date.

The Fund may hold cash and cash equivalents and may maintain demand deposits with a bank, including the bank acting as the Fund's custodian.

PRINCIPAL RISKS

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the value of its debt securities or other instruments may fall. Certain obligations issue by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Government Securities Risk. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. As of the date of this prospectus, interest rates in the United States are near historically low levels, increasing the exposure of debt securities to the risks associated with rising interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Large Shareholder Risk. The Fund may experience large redemptions or investments due to transactions in Fund shares by funds of funds, other large shareholders or similarly managed accounts, including funds or accounts advised or sponsored by the Adviser. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on the Fund's performance. In the event of such redemptions or investments, the Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase the Fund's brokerage and/or other transaction costs. The Fund is currently utilized by certain large financial intermediaries as a sweep vehicle for accounts that they manage or offer and may be particularly susceptible to this risk.

Management and Operational Risk. The Fund is subject to management risk because it is actively managed. PNC Capital Advisors, LLC (the "Adviser") will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund's service providers, the Fund's counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund's NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Money Market Fund Risk. There can be no assurance that a money market fund operating as a government money market fund, such as the Fund, will maintain a $1.00 per share NAV or comply with Rule 2a-7 at all times. Factors that could adversely affect the value of a money market fund's shares, include, among others, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund's shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the fund. In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of its NAV. Certain other money market funds have in the past failed to maintain stable NAV, and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. A decline in interest rates can reduce a money market fund's yield even if a fund is able to maintain a $1.00 per share NAV. The Adviser and its affiliates are under no obligation to support the share price or yield of the Fund.

Failure to maintain the Fund's status as a "government money market fund" would require the Fund to cease using the amortized cost method to value its shares and to cause transactions in its shares to be effected using the Fund's NAV per share calculated out to the fourth decimal point (e.g., $1.0000 instead of $1.00). That pricing mechanism is intended to cause the values of shares of affected funds, including, potentially, the Fund, to float (i.e., change) over time with the market values of the fund's portfolio securities. In addition, the board of trustees of any money market fund may impose a liquidity fee of up to 2% of a shareholder's redemption request (any such fee a "temporary liquidity fee") and/or suspend redemptions for a period of up to ten days (any such suspension, a "gate") whenever a fund's weekly liquid assets comprise less than 30% of the fund's total assets.

Further, money market funds (other than retail money market funds and government money market funds) must impose a temporary liquidity fee of up to 2% of the value of the shares redeemed whenever less than 10% of its total assets are comprised of weekly liquid assets, unless the fund's board of trustees determines that such a fee is not in the fund's best interests. If the Fund failed to maintain its status as a "government money market fund," it would be required to impose liquidity fees and/or temporary suspensions of redemptions ("temporary liquidity fees and gates") whenever less than 10% of the Fund's total assets are comprised of weekly liquid assets, unless the Fund's Board determines that such a fee is not in the Fund's best interests. There can be no assurance that your investment in the Fund will not be adversely affected by additional reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PERFORMANCE INFORMATION

The Fund is the successor to PNC Advantage Institutional Treasury Money Market Fund (the "Predecessor Fund"), a mutual fund with identical investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on March 1, 2018. The performance provided in the bar chart and table is that of the Predecessor Fund. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Predecessor Fund's Institutional Class Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Predecessor Fund's Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863). The Fund's 7-day yield for Institutional Class shares as of December 31, 2017 was 1.02%.

Calendar Year Total Returns

Best Quarter	0.21%	(12/31/17)
Worst Quarter	0.00%	(9/30/15)
The Fund's year-to-date total return for Institutional Class Shares through January 31, 2018 was 0.09%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2017)
Average Annual Returns - PNC Treasury Plus Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	0.63%	0.15%	0.10%	Oct. 01, 2009
Advisor Shares	none	0.01%	0.01%	Mar. 16, 2011
Service Shares	none	0.01%	0.01%	Oct. 29, 2010